Debt - Amortization Included in Interest Expense (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Mar. 26, 2016	Mar. 28, 2015	Jun. 27, 2015	Jun. 28, 2014	Jun. 29, 2013
Debt Instrument [Line Items]
Deferred financing costs amortization	$ 17.8	$ 7.7	$ 10.3	$ 10.2	$ 8.9
Term Loan Facility [Member]
Debt Instrument [Line Items]
Deferred financing costs amortization	12.5	3.4
Original issue discount amortization	1.7	0.4	$ 0.6	$ 0.6
Total amortization included in interest expense	$ 14.2	$ 3.8